Income taxes	6 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Income taxes	Income taxes Our effective tax rate was 14% and 14.5% and for the three and six months ended June 30, 2021, respectively, and 13.5% for the three and six months ended June 30, 2020. Our effective tax rate in any period can be impacted by revisions to the estimated full year rate.